Shareholder Fees - VIPFreedomFunds-InitialServiceService2ComboPRO	Apr. 29, 2024 USD ($)
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2015 Portfolio
Shareholder Fees:
(fees paid directly from your investment)